Electric plant, construction and related agreements: (Tables)	12 Months Ended
Dec. 31, 2018
Electric plant, construction and related agreements:
Summary of plant investments and related accumulated depreciation

	2018		2017
	(dollars in thousands)
		Accumulated		Accumulated
Plant	Investment	Depreciation	Investment	Depreciation
In-service(1)
Owned property
Vogtle Units No. 1 & No. 2
(Nuclear – 30% ownership)	$2,975,727	$(1,775,569)	$2,916,852	$(1,751,558)
Vogtle Units No. 3 & No. 4
(Nuclear – 30% ownership)	55,861	(3,479)	36,745	(2,514)
Hatch Units No. 1 & No. 2
(Nuclear – 30% ownership)	910,259	(441,240)	824,890	(420,000)
Wansley Units No. 1 & No. 2
(Fossil – 30% ownership)	655,618	(311,606)	587,436	(236,155)
Scherer Unit No. 1
(Fossil – 60% ownership)	1,222,538	(442,840)	1,102,085	(399,774)
Doyle (Combustion Turbine – 100% ownership)	137,133	(109,509)	136,351	(106,370)
Rocky Mountain Units No. 1, No. 2 & No. 3
(Hydro – 75% ownership)	618,621	(258,359)	609,048	(246,758)
Hartwell (Combustion Turbine – 100% ownership)	226,156	(105,540)	225,808	(104,269)
Hawk Road (Combustion Turbine – 100% ownership)	254,925	(75,308)	251,671	(73,998)
Talbot (Combustion Turbine – 100% ownership)	293,638	(136,007)	292,250	(128,344)
Chattahoochee (Combined cycle – 100% ownership)	315,463	(141,279)	313,587	(133,378)
Smith (Combined cycle – 100% ownership)	648,464	(179,486)	642,732	(170,366)
Wansley (Combustion Turbine – 30% ownership)	3,887	(3,626)	3,887	(3,552)
Transmission plant	95,861	(56,973)	92,929	(55,502)
Other	93,503	(56,193)	92,179	(54,927)

Property under capital lease:
Scherer Unit No. 2 (Fossil – 60% leasehold)	776,316	(447,391)	757,957	(414,867)

Total in-service	$9,283,970	$(4,544,405)	$8,886,407	$(4,302,332)

Construction work in progress
Vogtle Units No. 3 & No. 4(2)	$3,600,631		$2,721,949
Environmental and other generation improvements	263,146		212,476
Other	2,265		1,443

Total construction work in progress	$3,866,042		$2,935,868

(1)	Amounts include plant acquisition adjustments at December 31, 2018 and 2017 of $197,000,000.
(2)	The 2017 amount is net of a $1,104,000,000 credit recorded as a result of payments received from Toshiba under the Guarantee Settlement Agreement as described in Note 8b.